General (Details Narrative) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
General
Lend money				₪ 25,000,000
Accumulated deficit	₪ 3,034,242	₪ 3,231,473
Stockholders Deficiency	1,861,718	₪ 2,058,949	₪ 1,347,059
Working capital	₪ 2,115,889